SIGNIFICANT ACCOUNTING POLICIES - Current Expected Credit Losses (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Expected credit loss expenses	$ 9,075	$ 0